Fair Value of Financial Instruments - Classification of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Money Market Mutual Funds [Member], Quoted Prices in Active Markets for Identical Assets (Level 1) [Member], USD $)
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Money Market Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Fair value of assets, recurring basis	$ 23,904,128	$ 12,828	$ 53,346